Provisions for Sundry Creditors	12 Months Ended
Dec. 31, 2025
Disclosure of other provisions [abstract]
Provisions For Sundry Creditors	PROVISIONS FOR SUNDRY CREDITORS
At December 31, 2025, 2024 and 2023, the provisions for sundry creditors and others are as follows:

	2025		2024	2023
Provision for plugging of wells (Note 12)	Ps.	126,608,358	115,514,750	61,117,106
Provision for trails in process (Note 27)	13,424,603		13,186,811	12,436,092
Provision for environmental costs	12,783,721		9,134,000	9,757,356
	Ps.	152,816,682	137,835,561	83,310,554
The following tables show the allowance account for plugging of wells, trials in progress and environmental costs:

	Plugging of wells
	2025		2024	2023
Balance at the beginning of the year	Ps.	115,514,750	61,117,106	66,699,388
Increase (decrease) capitalized in fixed assets	17,374,573		34,738,841	(920,616)
Unwinding of discount against income	7,816,800		9,126,600	4,638,600
Unrealized foreign exchange loss (gains)	(13,109,300)		12,013,300	(8,475,320)
Amount used	(988,465)		(1,481,097)	(824,946)
Balance at the end of the year	Ps.	126,608,358	115,514,750	61,117,106

	Trials in progress
	2025		2024	2023
Balance at the beginning of the year	Ps.	13,186,811	12,436,092	10,533,137
Additions against expenses	18,482,359		6,680,867	6,684,626
Provision cancellation	(17,939,697)		(6,115,426)	(4,901,474)
Amount used	(304,870)		185,278	119,803
Balance at the end of the year	Ps.	13,424,603	13,186,811	12,436,092

	Environmental costs
	2025		2024	2023
Balance at the beginning of the year	Ps.	9,134,000	9,757,356	11,914,160
Additions against expenses	4,592,195		1,654,921	487,036
Cancellation against expenses	(804,115)		(2,128,943)	(2,613,047)
Amount used	(138,359)		(149,334)	(30,793)
Balance at the end of the year	Ps.	12,783,721	9,134,000	9,757,356
Provision for plugging of wells
PEMEX records a provision at present value for the future plugging cost of an oil production facility or pipeline at the time that it is built.
The plugging provision represents the present value of plugging costs related to oil and gas properties. These provisions have been created based on internal estimates of PEMEX. PEMEX has made certain assumptions based on the current economic environment that PEMEX believes provide a reasonable basis on which to estimate the future liability. These estimates are reviewed regularly to take into account any material changes in the assumptions. However, actual plugging costs in the long run will depend on future market prices for the necessary plugging work, which reflect market conditions at the time the work is being performed.
The calculation of this provision considers the year-end exchange rate, the projected inflation rate for the United States, interpolated discount rates based on the maturity date of long-term debt instruments in U.S. markets, as well as unit costs obtained from current contracts as of the valuation date, the current status of PEMEX’s wells and the limit of proved and developed reserves as of January 1, 2024.
As of December 31, 2025, 2024 and 2023, the provision increased due to effects from updates in the reserve limits, adjustments to the discount rate and applications to the reserve. This includes the effect of the discount rate over time of Ps. 7,816,800, Ps. 9,126,600 and Ps. 4,638,600 for 2025, 2024 and 2023, respectively. The discount rate ranges used during 2025, 2024 and 2023 were from 6.720% to 8.210%, 9.090% to 10.390% and 9.510% to 10.050% for U.S. dollar denominated assets, respectively.
Moreover, the time of plugging depends on when the fields cease to have economically viable production rates, which, in turn, depends on the inherently uncertain future prices of oil and gas. Well plugging of works will be carried out as follows:

Year	Amount
2026	Ps.	613,082
2027	232,915
2028	2,697,143
2029	1,459,736
2030	4,102,872
More than five years	117,502,610
Total	Ps.	126,608,358
Provision for environmental costs
PEMEX is subject to the provisions of the Ley General del Equilibrio Ecológico y la Protección al Ambiente (General Law on Ecological Equilibrium and Environmental Protection). To comply with this law, environmental audits of PEMEX’s larger operating, storage and transportation facilities have been or are being conducted. Following the completion of such audits, PEMEX has signed various agreements to implement environmental remediation and improve environmental plans. Such plans will be sent to the Agencia Nacional de Seguridad Industrial y de Protección al Medio Ambiente del Sector Hidrocarburos (National Agency for Industrial Safety and Environmental Protection of the Hydrocarbons Sector or “ASEA”). The period of execution of these works is not defined, as they are subject to the budgets that may be granted to PEMEX.